Share-Based Payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025	Jun. 30, 2024
OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Share options	2,093,964,456	914,697,798	109,487,276
Weighted average remaining contractual life of options outstanding at end of year	3 years 7 days	3 years 1 month 13 days	2 years 11 months 23 days
Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Share options	408,245,050	237,594,698	79,774,557
2021-03-29 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2025
Exercise price (in Dollars per share)	$ 0.6
Share options		1,900,022	1,900,002
2021-04-05 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2025
Exercise price (in Dollars per share)	$ 0.6
Share options		1,900,002	1,900,002
2021-04-26 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2025
Exercise price (in Dollars per share)	$ 0.6
Share options		1,900,002	1,900,002
2021-06-27 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2026
Exercise price (in Dollars per share)	$ 0.6
Share options	2,533,336	2,533,336	2,533,336
2021-07-28 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2026
Exercise price (in Dollars per share)	$ 0.6
Share options	2,533,336	2,533,336	2,533,336
2021-08-02 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2026
Exercise price (in Dollars per share)	$ 0.6
Share options	8,666,678	8,666,678	8,666,678
2021-12-21 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Dec. 21, 2025
Exercise price (in Dollars per share)	$ 0.6
Share options		400,000	400,000
2022-03-02 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 27, 2027
Exercise price (in Dollars per share)	$ 0.6
Share options	740,000	740,000	740,000
2022-04-22 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 01, 2027
Exercise price (in Dollars per share)	$ 0.6
Share options	1,666,500	1,666,500	2,500,000
2022-07-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2027
Exercise price (in Dollars per share)	$ 0.17
Share options	12,425,675	13,137,976	13,137,976
2022-11-16 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Dec. 01, 2026
Exercise price (in Dollars per share)	$ 0.6
Share options	3,800,004	3,800,004	3,800,004
2022-11-16 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 30, 2027
Exercise price (in Dollars per share)	$ 0.17
Share options	18,366,927	18,366,927	18,366,927
2023-02-07 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Feb. 01, 2028
Exercise price (in Dollars per share)	$ 0.1551
Share options	100,000	100,000	100,000
2023-05-18 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 30, 2028
Exercise price (in Dollars per share)	$ 0.198
Share options	200,000	200,000	200,000
2023-06-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 31, 2026
Exercise price (in Dollars per share)	$ 0.14
Share options		505,598	505,598
2023-07-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2028
Exercise price (in Dollars per share)	$ 0.112
Share options	3,658,514	3,658,514	7,176,190
2023-07-24 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 24, 2028
Exercise price (in Dollars per share)	$ 0.121
Share options	500,000	500,000	500,000
2023-11-16 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2028
Exercise price (in Dollars per share)	$ 0.11
Share options	10,113,668	10,113,668	10,113,668
2023-12-13 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Dec. 13, 2028
Exercise price (in Dollars per share)	$ 0.076
Share options	500,000	500,000	500,000
2024-06-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 31, 2027
Exercise price (in Dollars per share)	$ 0.032
Share options	2,300,838	2,300,838	2,300,838
2024-07-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2029
Exercise price (in Dollars per share)	$ 0.041
Share options	25,904,884	30,480,627
2024-08-23 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Sep. 30, 2026
Exercise price (in Dollars per share)	$ 0.06
Share options	24,000,000	24,000,000
2024-11-25 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 30, 2029
Exercise price (in Dollars per share)	$ 0.041
Share options	59,290,690	59,290,690
2024-11-25 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Sep. 30, 2029
Exercise price (in Dollars per share)	$ 0.06
Share options	37,333,334	48,000,000
2025-01-30 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Dec. 13, 2028
Exercise price (in Dollars per share)	$ 0.027
Share options	400,000	400,000
2025-07-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2030
Exercise price (in Dollars per share)	$ 0.025
Share options	86,250,000
2025-08-01 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Aug. 01, 2030
Exercise price (in Dollars per share)	$ 0.06
Share options	5,000,000
2025-11-20 [Member] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2030
Exercise price (in Dollars per share)	$ 0.025
Share options	99,294,000
2026-06-01 [Mmeber] | Share Options [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 01, 2031
Exercise price (in Dollars per share)	$ 0.06
Share options	2,666,666
2021-09-13 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 25, 2024
Exercise price (in Dollars per share)
Share options			13,680,012
2022-11-25 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 30, 2026
Exercise price (in Dollars per share)	$ 0.2
Share options	79,352,040	79,352,040	79,352,040
2023-11-14 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 01, 2028
Exercise price (in Dollars per share)	$ 0.11
Share options	7,500,000	7,500,000	7,500,000
2024-02-06 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Apr. 30, 2028
Exercise price (in Dollars per share)	$ 0.09
Share options	8,955,224	8,955,224	8,955,224
2024-08-28 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Aug. 24, 2026
Exercise price (in Dollars per share)	$ 0.06
Share options	818,890,534	818,890,534
2025-12-09 [Member] | OIP Plan [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Oct. 31, 2027
Exercise price (in Dollars per share)	$ 0.039
Share options	1,179,266,658